NOTE 5 - RELATED PARTY TRANSACTIONS AND BALANCES	6 Months Ended
Jun. 30, 2012
Related Party Transactions Disclosure [Text Block]
NOTE 5 - RELATED PARTY TRANSACTIONS AND BALANCES

In January 2011, the Company purchased a vehicle from an officer. The purchase price of $33,846 was based on the estimated fair value of the vehicle and is included in fixed assets under the vehicles category as shown in Note 4.